Employee benefits (Schedule of Components of Net Cost of Benefits Plan to Employees) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Current service cost	$ 2,179	$ 2,697
Financial cost	4,242	4,025
Past service cost	(1,947)	(1,481)
Anticipated reduction obligations	296	(327)
Actuarial losses (gains) recognized in the year	32,934	(17,928)
Net cost of benefits	41,598	(9,910)	$ (8,097)
Employees [Member]
Disclosure of defined benefit plans [line items]
Current service cost	2,179	2,839	5,697
Financial cost	4,242	4,025	6,637
Past service cost	1,947	1,481	(3,575)
Anticipated reduction obligations	296	(327)	(12,517)
Actuarial losses (gains) recognized in the year	32,934	(17,928)	(4,339)
Net cost of benefits	$ 41,598	$ (9,910)	$ (8,097)